Pioneer Cash Reserves Fund
PIONEER CASH RESERVES FUND
INVESTMENT OBJECTIVES
High current income, preservation of capital and liquidity through investments in high-quality short-term securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer Cash Reserves Fund	Class A	Class B	Class C	Class R	Class Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer Cash Reserves Fund	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.15%	1.00%	1.00%	0.50%	none
Other Expenses/1/	0.30%	0.51%	0.28%	0.40%	0.13%
Total Annual Fund Operating Expenses	0.85%	1.91%	1.68%	1.30%	0.53%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IF YOU REDEEM YOUR SHARES
Expense Example Pioneer Cash Reserves Fund (USD $)	1	3	5	10
Class A	87	271	471	1,049
Class B	594	900	1,132	1,956
Class C	271	530	913	1,987
Class R	132	412	713	1,568
Class Y	54	170	296	665

IF YOU DO NOT REDEEM YOUR SHARES
Expense Example, No Redemption Pioneer Cash Reserves Fund (USD $)	1	3	5	10
Class A	87	271	471	1,049
Class B	194	600	1,032	1,956
Class C	171	530	913	1,987
Class R	132	412	713	1,568
Class Y	54	170	296	665

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund. The fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality, U.S. dollar denominated money market securities of U.S. and non-U.S. issuers, including those issued by:

o U.S. and non-U.S. banks

o U.S. and non-U.S. corporate or private issuers

o The U.S. government and its agencies and instrumentalities

o Non-U.S. governments

o Multinational organizations such as the World Bank

The fund may invest more than 25% of its total assets in U.S. government securities and obligations of U.S. banks. The fund may invest in any money market instrument that is a permissible investment for a money market fund under the rules of the Securities and Exchange Commission, including commercial paper, certificates of deposit, time deposits, banker's acceptances, mortgage-backed and asset-backed securities, repurchase agreements, municipal obligations and other short-term debt securities. These investments may include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, auction features or interest rate reset features. The fund's investments also may include U.S. dollar denominated securities issued by non-U.S. governments and multinational issuers, such as the World Bank. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount.

The fund invests in accordance with the credit quality, maturity, liquidity and diversification requirements applicable to money market funds. Within these standards, the adviser's assessment of broad economic factors that are expected to affect economic activity and interest rates influences securities selection. The adviser also employs fundamental research and an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality.

The fund invests in U.S. government obligations and money market securities that at the time of purchase are rated in one of the two highest rating categories for short-term debt by a nationally recognized statistical rating organization or, if unrated, determined to be of equivalent credit quality by the fund's investment adviser. If rating organizations differ in the rating assigned to a security, the fund will only treat the security as having the higher rating if at least two rating organizations assigned that rating. If, after purchase, the quality rating assigned to one or more of the fund's securities is downgraded, or the credit quality deteriorates, or if the maturity on a security is extended, the adviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

The fund invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average portfolio maturity of 60 days or less.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that this will be the case, and it is possible to lose money by investing in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. You should be aware that money market funds have, in the past, "broken the buck," which means that investors did not receive $1.00 per share for their investment in those funds, and this could happen again. You should also be aware that the fund's investment adviser and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund's yield. From time to time, the adviser and its affiliates may reimburse or otherwise reduce the fund's expenses or the adviser may waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share, for the purpose of avoiding a negative yield or increasing the fund's yield during the period of the limitation. Any such expense reimbursements, reductions or waivers are voluntary and temporary and may be terminated by the adviser at any time without notice.

Following is a summary description of principal risks of investing in the fund.

INTEREST RATE AND MARKET RISK. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. An increase in interest rates, decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events, including the financial crisis that began in 2008, could cause the value of your investment, or its yield, to decline. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers.

CREDIT RISK. If an issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. In addition, the default or downgrade of a single holding or issuer may cause significant deterioration in the fund's share price. The credit quality of the fund's holdings can change rapidly in certain markets.

YIELD RISK. The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund's expenses could absorb all or a significant portion of the fund's income. If interest rates increase, the fund's yield may not increase proportionately. For example, the fund's adviser may discontinue any temporary voluntary fee waivers.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease, or if a voluntary fee waiver is changed or terminated.

STRUCTURED SECURITIES RISK. The structured securities in which the fund invests are a type of derivative instrument. The value of these instruments depends on the value of the underlying assets and the terms of the particular security. Some of these instruments may have the effect of increasing the fund's exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Investments in structured securities raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in securities. These issues could be resolved in a manner that could hurt the performance of the fund.

RISKS ASSOCIATED WITH CONCENTRATION IN THE BANKING INDUSTRY. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

MUNICIPAL SECURITIES RISK. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

REDEMPTION RISK. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund's ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. In addition, the fund may suspend redemptions when permitted by applicable regulations.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

THE FUND'S PAST PERFORMANCE

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 1.18% (07/01/2007 TO 09/31/2007). THE LOWEST CALENDAR QUARTERLY RETURN WAS 0.00% (10/01/2009 TO 12/31/2009).
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Average Annual Total Returns Pioneer Cash Reserves Fund		1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
Class A		0.01%	1.46%	1.58%	3.64%	Jun 22, 1987
Class B		(3.99%)	1.02%	1.00%	2.11%	Mar 31, 1995
Class C	[1]	0.01%	1.05%	1.04%	2.01%	Jan 31, 1996
Class R		0.01%	1.20%		1.38%	Apr 1, 2003
Class Y		0.01%	1.57%		2.15%	Sep 26, 2005
[1]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	PIONEER MONEY MARKET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000812195
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Pioneer Cash Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER CASH RESERVES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High current income, preservation of capital and liquidity through investments in high-quality short-term securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a money market fund. The fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality, U.S. dollar denominated money market securities of U.S. and non-U.S. issuers, including those issued by:

o U.S. and non-U.S. banks

o U.S. and non-U.S. corporate or private issuers

o The U.S. government and its agencies and instrumentalities

o Non-U.S. governments

o Multinational organizations such as the World Bank

The fund may invest more than 25% of its total assets in U.S. government securities and obligations of U.S. banks. The fund may invest in any money market instrument that is a permissible investment for a money market fund under the rules of the Securities and Exchange Commission, including commercial paper, certificates of deposit, time deposits, banker's acceptances, mortgage-backed and asset-backed securities, repurchase agreements, municipal obligations and other short-term debt securities. These investments may include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, auction features or interest rate reset features. The fund's investments also may include U.S. dollar denominated securities issued by non-U.S. governments and multinational issuers, such as the World Bank. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount.

The fund invests in accordance with the credit quality, maturity, liquidity and diversification requirements applicable to money market funds. Within these standards, the adviser's assessment of broad economic factors that are expected to affect economic activity and interest rates influences securities selection. The adviser also employs fundamental research and an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality.

The fund invests in U.S. government obligations and money market securities that at the time of purchase are rated in one of the two highest rating categories for short-term debt by a nationally recognized statistical rating organization or, if unrated, determined to be of equivalent credit quality by the fund's investment adviser. If rating organizations differ in the rating assigned to a security, the fund will only treat the security as having the higher rating if at least two rating organizations assigned that rating. If, after purchase, the quality rating assigned to one or more of the fund's securities is downgraded, or the credit quality deteriorates, or if the maturity on a security is extended, the adviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

The fund invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average portfolio maturity of 60 days or less.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that this will be the case, and it is possible to lose money by investing in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. You should be aware that money market funds have, in the past, "broken the buck," which means that investors did not receive $1.00 per share for their investment in those funds, and this could happen again. You should also be aware that the fund's investment adviser and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund's yield. From time to time, the adviser and its affiliates may reimburse or otherwise reduce the fund's expenses or the adviser may waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share, for the purpose of avoiding a negative yield or increasing the fund's yield during the period of the limitation. Any such expense reimbursements, reductions or waivers are voluntary and temporary and may be terminated by the adviser at any time without notice.

Following is a summary description of principal risks of investing in the fund.

INTEREST RATE AND MARKET RISK. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. An increase in interest rates, decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events, including the financial crisis that began in 2008, could cause the value of your investment, or its yield, to decline. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers.

CREDIT RISK. If an issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. In addition, the default or downgrade of a single holding or issuer may cause significant deterioration in the fund's share price. The credit quality of the fund's holdings can change rapidly in certain markets.

YIELD RISK. The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund's expenses could absorb all or a significant portion of the fund's income. If interest rates increase, the fund's yield may not increase proportionately. For example, the fund's adviser may discontinue any temporary voluntary fee waivers.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease, or if a voluntary fee waiver is changed or terminated.

STRUCTURED SECURITIES RISK. The structured securities in which the fund invests are a type of derivative instrument. The value of these instruments depends on the value of the underlying assets and the terms of the particular security. Some of these instruments may have the effect of increasing the fund's exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Investments in structured securities raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in securities. These issues could be resolved in a manner that could hurt the performance of the fund.

RISKS ASSOCIATED WITH CONCENTRATION IN THE BANKING INDUSTRY. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

MUNICIPAL SECURITIES RISK. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

REDEMPTION RISK. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund's ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. In addition, the fund may suspend redemptions when permitted by applicable regulations.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that this will be the case, and it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 1.18% (07/01/2007 TO 09/31/2007). THE LOWEST CALENDAR QUARTERLY RETURN WAS 0.00% (10/01/2009 TO 12/31/2009).
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Pioneer Cash Reserves Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses/1/	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	87
3	rr_ExpenseExampleYear03	271
5	rr_ExpenseExampleYear05	471
10	rr_ExpenseExampleYear10	1,049
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	87
3	rr_ExpenseExampleNoRedemptionYear03	271
5	rr_ExpenseExampleNoRedemptionYear05	471
10	rr_ExpenseExampleNoRedemptionYear10	1,049
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2002	rr_AnnualReturn2002	1.15%
Annual Return 2003	rr_AnnualReturn2003	0.26%
Annual Return 2004	rr_AnnualReturn2004	0.45%
Annual Return 2005	rr_AnnualReturn2005	2.37%
Annual Return 2006	rr_AnnualReturn2006	4.38%
Annual Return 2007	rr_AnnualReturn2007	4.72%
Annual Return 2008	rr_AnnualReturn2008	2.46%
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	THE HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	THE LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.01%
5 YEARS	rr_AverageAnnualReturnYear05	1.46%
10 YEARS	rr_AverageAnnualReturnYear10	1.58%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.64%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 22, 1987
Pioneer Cash Reserves Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses/1/	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	594
3	rr_ExpenseExampleYear03	900
5	rr_ExpenseExampleYear05	1,132
10	rr_ExpenseExampleYear10	1,956
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	194
3	rr_ExpenseExampleNoRedemptionYear03	600
5	rr_ExpenseExampleNoRedemptionYear05	1,032
10	rr_ExpenseExampleNoRedemptionYear10	1,956
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(3.99%)
5 YEARS	rr_AverageAnnualReturnYear05	1.02%
10 YEARS	rr_AverageAnnualReturnYear10	1.00%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.11%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 31, 1995
Pioneer Cash Reserves Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses/1/	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	271
3	rr_ExpenseExampleYear03	530
5	rr_ExpenseExampleYear05	913
10	rr_ExpenseExampleYear10	1,987
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	171
3	rr_ExpenseExampleNoRedemptionYear03	530
5	rr_ExpenseExampleNoRedemptionYear05	913
10	rr_ExpenseExampleNoRedemptionYear10	1,987
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.01%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	1.05%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	1.04%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.01%	[1]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 1996	[1]
Pioneer Cash Reserves Fund | Class R
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses/1/	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	132
3	rr_ExpenseExampleYear03	412
5	rr_ExpenseExampleYear05	713
10	rr_ExpenseExampleYear10	1,568
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	132
3	rr_ExpenseExampleNoRedemptionYear03	412
5	rr_ExpenseExampleNoRedemptionYear05	713
10	rr_ExpenseExampleNoRedemptionYear10	1,568
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.01%
5 YEARS	rr_AverageAnnualReturnYear05	1.20%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.38%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 1, 2003
Pioneer Cash Reserves Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses/1/	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	54
3	rr_ExpenseExampleYear03	170
5	rr_ExpenseExampleYear05	296
10	rr_ExpenseExampleYear10	665
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	54
3	rr_ExpenseExampleNoRedemptionYear03	170
5	rr_ExpenseExampleNoRedemptionYear05	296
10	rr_ExpenseExampleNoRedemptionYear10	665
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.01%
5 YEARS	rr_AverageAnnualReturnYear05	1.57%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.15%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 26, 2005

[1]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.